Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member] Common Class A and B [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Shares To Be Issued [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2021	$ 510		$ 323		$ 16,010	$ 43,757,768		$ 12,146		$ (37,627,718)		$ 6,159,039
Balance, shares at Mar. 31, 2021	5,100,000		3,230,000		160,100,769
Common stock issued upon cancellation of stock warrants					$ 5,000	5,245,000				(2,250,000)		3,000,000
Common stock issued upon cancellation of stock warrants, shares					50,000,000
Common stock issued to settle management fees payable					$ 2,700	6,477,300				(1,080,000)		5,400,000
Common stock issued to settle management fees payable, shares					27,000,000
Common stock issued for debt modification	$ (200)		$ (1)		$ 1	200
Common stock issued for debt modification, shares	(2,000,000)		(10,000)		10,000
Issuance of debt with beneficial conversion feature and in-the-money stock warrant, net of tax						21,330,000						21,330,000
Expiration of common stock puts										177,879		177,879
Stock based compensation award (stock warrants)						3,780,000						3,780,000
Stock warrants exercised					$ 5,181	148,451						153,632
Stock warrants exercised, shares					51,813,200
Currency translation adjustments											(65,109)	(65,109)
Net loss										(17,106,497)		(17,106,497)
Balance at Mar. 31, 2022	$ 310		$ 322		$ 28,892	80,738,719		12,146		(57,886,336)	(65,109)	22,828,944
Balance, shares at Mar. 31, 2022	3,100,000		3,220,000		288,923,969
Currency translation adjustments											(156,850)	(156,850)
Net loss										(30,763,863)		(30,763,863)
Repurchase of shares of Common Stock					$ (2,609)	(23,482)			(626,187)			$ (652,278)
Repurchase of shares of common stock, shares					(26,091,136)							(26,091,136)
Refinancing of debt and detachable warrants						1,235,516						$ 1,235,516
Balance at Dec. 31, 2022	$ 310		$ 322		$ 26,283	81,950,753		12,146	(626,187)	(88,650,199)	(221,959)	(7,508,531)
Balance, shares at Dec. 31, 2022	3,100,000		3,220,000		262,832,833
Balance at Mar. 31, 2022	$ 310		$ 322		$ 28,892	80,738,719		12,146		(57,886,336)	(65,109)	22,828,944
Balance, shares at Mar. 31, 2022	3,100,000		3,220,000		288,923,969
Common stock issued upon cancellation of stock warrants					$ 1,015	212,047				(213,062)
Common stock issued upon cancellation of stock warrants, shares					10,145,841
Common stock issued to settle management fees payable					$ 3,333	696,667						700,000
Common stock issued to settle management fees payable, shares					33,333,333
Common stock issued for debt modification					$ 1,485	307,206				(10,671,817)		(10,363,126)
Common stock issued for debt modification, shares					14,854,159
Stock based compensation award (stock warrants)						109,780						109,780
Currency translation adjustments											(243,196)	(243,196)
Net loss										(37,685,163)		(37,685,163)
Refinancing of debt and detachable warrants						2,029,454						2,029,454
Repurchase of shares of Common Stock					$ (2,609)	(23,482)			(626,187)			(652,278)
Repurchase of shares of common stock, shares					(26,091,136)
Common stock issued to settle accrued interest payable					$ 2,629	549,371						552,000
Common stock issued to settle accrued interest payable, shares					26,285,714
Balance at Mar. 31, 2023	$ 310		$ 322		$ 34,745	84,619,762		12,146	(626,187)	(106,456,378)	(308,305)	(22,723,585)
Balance, shares at Mar. 31, 2023	3,100,000		3,220,000		347,451,880
Common stock issued for debt modification				$ 3		26,169,365						26,169,368
Common stock issued for debt modification, shares				26,000
Currency translation adjustments											(31,637)	(31,637)
Net loss										(4,773,744)		(4,773,744)
Common stock issued to settle accrued interest payable					$ 2,888	536,918						539,806
Common stock issued to settle accrued interest payable, shares					28,877,005
Cancellation of treasury-stock						(626,187)			626,187
Balance at Dec. 31, 2023	$ 310		$ 322	$ 3	$ 37,633	$ 110,699,858		$ 12,146		$ (111,230,122)	$ (339,942)	$ (819,792)
Balance, shares at Dec. 31, 2023	3,100,000		3,220,000	26,000	376,328,885